SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Aug. 12, 2026 CNY (¥)	Jun. 02, 2026 shares	Jun. 01, 2026	May 04, 2026 $ / shares shares	Apr. 06, 2026 shares	Mar. 23, 2026	Mar. 11, 2026	Feb. 18, 2026 USD ($) $ / shares shares	Dec. 11, 2025 $ / shares shares	Sep. 24, 2025 $ / shares shares	May 23, 2025	Mar. 11, 2025
SUBSEQUENT EVENTS
Stock split, conversion ratio			0.1			0.04	0.04				0.125
Class A ordinary shares
SUBSEQUENT EVENTS
Stock split, conversion ratio												1
Issue of ordinary shares, Shares		1,537,272		50,000,000					9,300,000	10,700,000
Share issue price per share | $ / shares				$ 0.24					$ 0.58	$ 0.58
Preference shares
SUBSEQUENT EVENTS
Stock split, conversion ratio							1
Class B ordinary shares
SUBSEQUENT EVENTS
Stock split, conversion ratio							1
Class B ordinary shares | 2026 Equity Incentive Plan
SUBSEQUENT EVENTS
Number of shares issued for services					2,900,000
February 2026 Offering
SUBSEQUENT EVENTS
Proceeds from issue of equity | $								$ 3
February 2026 Offering | Pre-funded warrants
SUBSEQUENT EVENTS
Number of shares purchased if warrant exercises								8,510,000
Purchase price per warrant | $ / shares								$ 0.25
February 2026 Offering | Class A ordinary shares
SUBSEQUENT EVENTS
Issue of ordinary shares, Shares								3,490,000
Shares issuable upon option								48,000,000
Share issue price per share | $ / shares								$ 0.25
Subsequent event | Loan from Bank of China
SUBSEQUENT EVENTS
Amount of loan borrowed | ¥	¥ 4,500,000
Debt instrument term	24 months
Fixed interest rate	2.80%